Non-cash transactions - Additional information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-cash transactions
Non-monetary transaction, additions of right of use assets and lease liabilities	R$ 12,002	R$ 25,513	R$ 35,925
Non-monetary transaction, disposals of contracts of right of use assets and lease liabilities	3,180	3,481	R$ 3,429
Phidelis
Non-cash transactions
Non-monetary transaction, accounts payable assumed	R$ 12,733
SEL
Non-cash transactions
Non-monetary transaction, accounts payable assumed		26,876
Redação Nota 1000
Non-cash transactions
Non-monetary transaction, accounts payable assumed		7,294
EMME
Non-cash transactions
Non-monetary transaction, accounts payable assumed		12,253
De Gouges
Non-cash transactions
Non-monetary transaction, accounts payable assumed		451,554
Pluri
Non-cash transactions
Non-monetary transaction, accounts payable assumed		12,347
Mind Makers
Non-cash transactions
Non-monetary transaction, accounts payable assumed		13,621
Meritt
Non-cash transactions
Non-monetary transaction, accounts payable assumed		R$ 4,330